Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of voting interest upon completion of CRIS business combination

(in thousands)	Shares	%
Stockholder
EVgo Holdings (LS Power)[1]	195,800	74%
CRIS's Class A stockholders	22,987	9%
PIPE Investors	40,000	15%
CRIS's converted founder shares	5,750	2%
Closing Class A and B shares	264,537	100%

Summary of net cash received upon closing of business combination

(in thousands)
Gross proceeds from PIPE	$400,000
Gross proceeds from CRIS	230,180
Less transaction costs	(58,147)
Less redemptions	(132)
$571,901

Recargo Inc [Member]
Business Acquisition [Line Items]
Schedule of preliminary fair values of assets acquired and liabilities assumed

Recargo
Acquisition Date
(in thousands)	Fair Value
Current assets
Cash	$1,943
Accounts receivable	605
Prepaid expenses and other current assets	76
Total current assets	2,624
Restricted cash	300
Property and equipment	678
Intangible assets	14,300
Other assets	70
Total assets	17,972
Current liabilities
Accounts payable	84
Accrued expenses	769
Deferred revenue, current	543
Total current liabilities	1,396
Capital-build liability	480
Asset retirement obligations	32
Total liabilities	1,908
Net assets acquired	16,064
Consideration paid	25,005
Goodwill recognized	$8,941

Schedule of pro forma consolidated revenue and net loss

	Successor		Predecessor
		January 16,	January 1,
	Year Ended	2020 Through	2020 Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Pro forma revenue	$23,150	$13,765	$1,552
Pro forma net loss	$(60,539)	$(53,312)	$(715)

Merger agreement with EVGo Services [Member]
Business Acquisition [Line Items]
Schedule of preliminary fair values of assets acquired and liabilities assumed

Holdco Merger Date
(in thousands)	Fair Value
Current assets
Cash	$257
Accounts receivable	1,714
Accounts receivable, capital build	94
Prepaid expenses and other current assets	4,662
Total current assets	6,727
Property and equipment	63,889
Intangible assets	76,200
Other assets	797
Total assets	147,613
Current liabilities
Accounts payable	2,169
Accrued expenses	6,752
Deferred revenue, current	1,461
Customer deposits	4,069
Other current liabilities	29
Total current liabilities	14,480
Deferred revenue, noncurrent	3,516
Capital-build liability, NEDO buyout	628
Capital-build liability, excluding NEDO buyout	9,578
Asset retirement obligations	6,862
Other liabilities	150
Total liabilities	35,214
Net assets acquired	$112,399

Schedule of pro forma consolidated revenue and net loss

	Successor	Predecessor
	January 16,	January 1,
	2020	2020
	Through	Through
	December 31,	January 15,
(in thousands)	2020	2020
Pro forma revenue	$13,049	$1,526
Pro forma net loss	(48,668)	(890)